Equity-Accounted Investees - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 06, 2017	Aug. 22, 2016	Dec. 31, 2018	Dec. 31, 2017	Oct. 19, 2018	Dec. 31, 2010
Disclosure of equity-accounted investees [line items]
Carrying value write down due to loss incurred by the entity			$ 225,100,000	$ 171,300,000
Rusoro Mining Limited [member]
Disclosure of equity-accounted investees [line items]
Carrying value write down due to loss incurred by the entity						$ 0
Fair value of investment based on quoted market price			13,400,000	7,700,000
Unrecognised share of profits			2,600,000	2,000,000
Cumulative unrecognised share of losses			$ 198,600,000	$ 196,000,000
Pre and post award		$ 967,800,000
Excess of pre and post award		$ 1,200,000,000
Arbitration settlement	$ 1,300,000,000
Accrued interest percentage			9.00%
Total settlement agreement amount					$ 1,280,000,000